CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of convertible debentures [Abstract]
Schedule of maturity of convertible debentures
$
Balance at December 31, 2019	745,000
Cash items:
Repayment of convertible debt	(745,000)
Balance at December 31, 2020 and 2021	-